GOODWILL AND INTANGIBLE ASSETS - Intangible Assets with Definite Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets with definite lives
Gross Carrying Amount	$ 392,866	$ 281,608
Accumulated Amortization	(244,793)	(182,352)
Total	$ 148,073	$ 99,256
Weighted-Average Useful Life (Years)	4 years 1 month 6 days	3 years 9 months 18 days
Technology
Intangible assets with definite lives
Gross Carrying Amount	$ 142,497	$ 117,755
Accumulated Amortization	(82,938)	(59,774)
Total	$ 59,559	$ 57,981
Weighted-Average Useful Life (Years)	4 years 2 months 12 days	4 years 8 months 12 days
Service professional relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 97,960	$ 99,651
Accumulated Amortization	(97,312)	(76,445)
Total	$ 648	$ 23,206
Weighted-Average Useful Life (Years)	3 years	2 years 10 months 24 days
Customer lists and user base
Intangible assets with definite lives
Gross Carrying Amount	$ 75,687	$ 28,086
Accumulated Amortization	(22,027)	(20,424)
Total	$ 53,660	$ 7,662
Weighted-Average Useful Life (Years)	4 years	3 years
Trade names
Intangible assets with definite lives
Gross Carrying Amount	$ 50,383	$ 9,777
Accumulated Amortization	(16,635)	(6,491)
Total	$ 33,748	$ 3,286
Weighted-Average Useful Life (Years)	6 years 10 months 24 days	4 years 1 month 6 days
Memberships
Intangible assets with definite lives
Gross Carrying Amount	$ 15,900	$ 15,900
Accumulated Amortization	$ (15,900)	(11,940)
Total		$ 3,960
Weighted-Average Useful Life (Years)	3 years	3 years
Other
Intangible assets with definite lives
Gross Carrying Amount	$ 10,439	$ 10,439
Accumulated Amortization	(9,981)	(7,278)
Total	$ 458	$ 3,161
Weighted-Average Useful Life (Years)	3 years 4 months 24 days	3 years 4 months 24 days